Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Asia International Securities Exchange Co., Ltd. [Member]
Accounts receivable:
Accounts receivable			$ 200,000
Due from related parties:
Due from related parties	[1]		900,000
Related Party [Member]
Accounts receivable:
Accounts receivable			200,000	$ 600,000
Due from related parties:
Due from related parties		600,000	$ 900,000	$ 40,539
Mr. Jun Liu [Member]
Due from related parties:
Due from related parties		$ 600,000

[1]	The balance due from Asia International Securities Exchange Co., Ltd. represented a prepayment for security purchase. However the transaction was subsequently canceled. The Company fully collect the prepayments.